Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangibles

Note 11 – Goodwill and Other Intangibles

Changes in the carrying amount of goodwill by business unit for the years ended December 31, 2012 and 2011 were as follows:

(In Millions)	CORPORATE AND INSTITUTIONAL SERVICES	PERSONAL FINANCIAL SERVICES	TOTAL
Balance at December 31, 2010	$329.5	$71.4	$400.9
Goodwill Acquired	131.4	–	131.4
Other Changes (Note)	(0.3)	–	(0.3)

Balance at December 31, 2011	$460.6	$71.4	$532.0
Other Changes (Note)	5.7	0.1	5.8

Balance at December 31, 2012	$466.3	$71.5	$537.8

Note: Includes the effect of foreign exchange rates on non-U.S. dollar denominated goodwill.

Other intangible assets are included within other assets in the consolidated balance sheet. The gross carrying amount and accumulated amortization of other intangible assets subject to amortization as of December 31, 2012 and 2011 were as follows:

OTHER INTANGIBLE ASSETS-SUBJECT TO AMORTIZATION

	DECEMBER 31,
(In Millions)	2012	2011
Gross Carrying Amount	$252.1	$251.2
Accumulated Amortization	148.1	127.8

Net Book Value	$104.0	$123.4

Note: Other intangible assets subject to amortization include the effect of foreign exchange rates on non-U.S. dollar denominated intangible assets.

Other intangible assets consist primarily of the value of acquired client relationships. Amortization expense related to other intangible assets was $20.3 million, $17.5 million, and $14.4 million for the years ended December 31, 2012, 2011, and 2010, respectively. Amortization for the years 2013, 2014, 2015, 2016, and 2017 is estimated to be $20.9 million, $20.8 million, $11.8 million, $9.1 million, and $9.1 million, respectively.